Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income (loss) from discontinued operations
Income (loss) from discontinued operations, net of tax	$ (16,835)	$ (4,329)	$ 18,217
Segment, Discontinued Operations [Member]
Components of income (loss) from discontinued operations
Revenues	105,834	118,573	128,659
Income (loss) from discontinued operations before income tax	(32,051)	(7,558)	26,724
Income tax expense (benefit)	(9,083)	(2,505)	9,825
Gain on disposition, net of tax of $2,425, $359 and $766 in 2011, 2010 and 2009, respectively	6,133	724	1,318
Income (loss) from discontinued operations, net of tax	$ (16,835)	$ (4,329)	$ 18,217